Contingencies	12 Months Ended
Dec. 31, 2011
Loss Contingency [Abstract]
Contingencies

20. Contingencies

As at December 31, 2011, the Company has only seven employees, and remunerates all officers, directors, and other individuals by way of consulting fees. If certain of these individuals were deemed to be employees of the Company, as opposed to consultants, then the Company could be contingently liable for employer related withholdings and costs.